Long-Term Loans (Details) - Schedule of Long-Term Loans	6 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Debt Instrument [Line Items]
Long-term loan Amount	$ 1,886,166	$ 2,096,974	¥ 13,707,142	¥ 14,888,312
Current portion of long-term loans	(175,828)	(225,383)	(1,277,777)	(1,600,200)
Total	1,710,338	1,871,591	12,429,365	13,288,112
WeBank Shenzhen [Member]
Debt Instrument [Line Items]
Long-term loan Amount	$ 13,105	$ 43,626	¥ 95,238	¥ 309,740
Long-term loan Issuance Date	Apr. 27, 2023	Jan. 17, 2023
Long-term loan Expiration Date	May 23, 2025	Jan. 23, 2025
Long-term loan Interest	6.6528%	7.92%	6.6528%	7.92%
WeBank Shenzhen [Member]
Debt Instrument [Line Items]
Long-term loan Amount	$ 25,555	$ 21,462	¥ 185,714	¥ 152,381
Long-term loan Issuance Date	Jul. 31, 2023	Apr. 27, 2023
Long-term loan Expiration Date	Jul. 23, 2025	Apr. 23, 2025
Long-term loan Interest	7.4844%	6.6528%	7.4844%	6.6528%
WeBank Shenzhen [Member]
Debt Instrument [Line Items]
Long-term loan Amount	$ 25,555	$ 38,230	¥ 185,714	¥ 271,429
Long-term loan Issuance Date	Jul. 26, 2023	Jul. 26, 2023
Long-term loan Expiration Date	Jul. 23, 2025	Jul. 23, 2025
Long-term loan Interest	7.4844%	7.4844%	7.4844%	7.4844%
WeBank Shenzhen [Member]
Debt Instrument [Line Items]
Long-term loan Amount	$ 18,347	$ 38,230	¥ 133,333	¥ 271,429
Long-term loan Issuance Date	Sep. 05, 2023	Jul. 26, 2023
Long-term loan Expiration Date	Aug. 23, 2025	Jul. 23, 2025
Long-term loan Interest	7.2198%	7.4844%	7.2198%	7.4844%
WeBank Shenzhen [Member]
Debt Instrument [Line Items]
Long-term loan Amount	$ 49,144	$ 38,230	¥ 357,143	¥ 271,429
Long-term loan Issuance Date	Sep. 12, 2023	Jul. 31, 2023
Long-term loan Expiration Date	Sep. 23, 2025	Jul. 23, 2025
Long-term loan Interest	7.2198%	7.2954%	7.2198%	7.2954%
WeBank Shenzhen [Member]
Debt Instrument [Line Items]
Long-term loan Amount	$ 27,521	$ 38,230	¥ 200,000	¥ 271,429
Long-term loan Issuance Date	Feb. 26, 2024	Jul. 31, 2023
Long-term loan Expiration Date	Feb. 23, 2026	Jul. 23, 2025
Long-term loan Interest	6.876%	7.2954%	6.876%	7.2954%
WeBank Shenzhen [Member]
Debt Instrument [Line Items]
Long-term loan Amount	$ 41,282	$ 26,828	¥ 300,000	¥ 190,476
Long-term loan Issuance Date	Mar. 29, 2024	Sep. 05, 2023
Long-term loan Expiration Date	Mar. 23, 2026	Aug. 23, 2025
Long-term loan Interest	6.876%	7.2198%	6.876%	7.2198%
WeBank Shenzhen [Member]
Debt Instrument [Line Items]
Long-term loan Amount	$ 41,282	$ 70,424	¥ 300,000	¥ 500,000
Long-term loan Issuance Date	Apr. 12, 2024	Sep. 12, 2023
Long-term loan Expiration Date	Apr. 23, 2026	Sep. 23, 2025
Long-term loan Interest	6.95%	7.2198%	6.95%	7.2198%
Longwan Rural Commercial Bank [Member]
Debt Instrument [Line Items]
Long-term loan Amount	$ 165,125	$ 169,016	¥ 1,200,000	¥ 1,200,000
Long-term loan Issuance Date	Jun. 05, 2023	Jun. 05, 2023
Long-term loan Expiration Date	May 30, 2026	May 30, 2026
Long-term loan Interest	6.60%	6.60%	6.60%	6.60%
Longwan Rural Commercial Bank [Member]
Debt Instrument [Line Items]
Long-term loan Amount	$ 240,808	$ 246,482	¥ 1,750,000	¥ 1,750,000
Long-term loan Issuance Date	Jun. 05, 2023	Jun. 05, 2023
Long-term loan Expiration Date	May 30, 2026	May 30, 2026
Long-term loan Interest	6.60%	6.60%	6.60%	6.60%
Minsheng Bank [Member]
Debt Instrument [Line Items]
Long-term loan Amount	$ 1,238,442	$ 1,338,047	¥ 9,000,000	¥ 9,500,000
Long-term loan Issuance Date	Jul. 11, 2023	Jul. 11, 2023
Long-term loan Expiration Date	Jul. 03, 2026	Jul. 03, 2026
Long-term loan Interest	4.00%	4.00%	4.00%	4.00%
WeBank Shenzhen [Member]
Debt Instrument [Line Items]
Long-term loan Amount		$ 28,169		¥ 200,000
Long-term loan Issuance Date		Sep. 27, 2023
Long-term loan Expiration Date		Sep. 23, 2025
Long-term loan Interest		7.5636%		7.5636%